Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Detailed Information About Employee Benefits

Details of the employee benefits are as follows:

	2017	2016	2015
	(Euros in thousands)
Salaries and wages	9,556	5,166	3,204
WBSO subsidy	(3,523)	(1,721)	(348)
Social security premiums	621	382	238
Health insurance	222	27	31
Pension costs	652	507	241
Share-based payment expenses	12,815	3,307	567
Other personnel expense	656	442	—

	20,999	8,110	3,933

Schedule of Share-based Compensation Expenses Recognized as Employee Benefit Expenses

Share-based payment expenses (see Note 14) were recognized as employee benefit expenses as follows:

(euros in thousands)	2017	2016	2015
Research and development costs	3,245	703	168
Management and administration costs	8,942	2,037	230
Other expenses	628	567	169

	12,815	3,307	567